SCHEDULE OF LOSS BEFORE INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total loss before income tax	$ 19,118	$ 14,765	$ 30,508	$ 30,333	$ 32,601
UNITED KINGDOM
Total loss before income tax			29,938	27,751	30,364
IRELAND
Total loss before income tax			918	1,539	1,693
SPAIN
Total loss before income tax			(340)	1,043	544
UNITED STATES
Total loss before income tax			$ (8)